UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended 06/30/05

Check here if Amendment  [   ]; Amendment Number:
This Amendment (Check only one.):  [   ] is a restatement.
                                   [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             INTEGRAL CAPITAL MANAGEMENT VI, LLC
Address:          3000 Sand Hill Road
                  Building 3, Suite 240
                  Menlo Park
                  California  94025

13F File Number:  28-10333

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Pamela K. Hagenah
Title:            Manager
Phone:            650-233-3506

Signature, Place and Date of signing:

                  /s/ Pamela K. Hagenah
                  --------------------------------------------------------------
                  Pamela K. Hagenah      Menlo Park, California   August 5, 2005
                  [Signature]               [City, State]              [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

FORM 13F SPECIAL ELECTRONIC FILING INSTRUCTIONS Continued


                              FORM 13F SUMMARY PAGE


List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

Report Summary:

Number of Other Included Managers:                            -0-

Form 13F Information Table Total:                             28

Form 13F Information Table Value Total:                       $365,205
         (thousands)

List of Other Included Managers:

  No. 13 F File Number    Name

  NONE

                           FORM 13F INFORMATION TABLE

                                                        VALUE       SHARES/   SH/  PUT/  INVSTMT  OTHER         VOTING AUTHORITY
NAME OF ISSUER              TITLE OF CLASS   CUSIP    (X$1000)     PRN AMT    PRN  CALL  DSCRETN MANAGERS    SOLE    SHARED   NONE
--------------------------- -------------- --------- -----------   --------   ---  ----  ------- --------  --------  ------   ----
ATI TECHNOLOGIES INC.          COMM STK    001941103    11,850   1,000,000     SH         SOLE             1,000,000   0        0
AIRSPAN NETWORKS INC.          COMM STK    00950H102     7,964   1,435,000     SH         SOLE             1,435,000   0        0
ALVARION LTD.                  SHS         M0861T100    11,620   1,000,000     SH         SOLE             1,000,000   0        0
AVOCENT CORPORATION            COMM STK    053893103    13,070     500,000     SH         SOLE               500,000   0        0
BLACKBOARD INC.                COMM STK    091935502     9,568     400,000     SH         SOLE               400,000   0        0
BROADCOM CORPORATION           COMM STK    111320107    19,542     550,000     SH         SOLE               550,000   0        0
CONOR MEDSYSTEMS INC.          COMM STK    208264101     9,210     600,000     SH         SOLE               600,000   0        0
FOXHOLLOW TECHNOLOGIES INC     COMM STK    35166A103     9,185     240,000     SH         SOLE               240,000   0        0
GOOGLE INC                     COMM STK    38259P508    26,474      90,000     SH         SOLE                90,000   0        0
GREENFIELD ONLINE INC.         COMM STK    395150105    12,150   1,000,000     SH         SOLE             1,000,000   0        0
IMMUNICON CORP                 COMM STK    45260A107     4,946     973,685     SH         SOLE               973,685   0        0
JAMDAT MOBILE INC              COMM STK    47023T100    17,992     650,000     SH         SOLE               650,000   0        0
JUNIPER NETWORKS INC.          COMM STK    48203R104    12,590     500,000     SH         SOLE               500,000   0        0
MARVELL TECHNOLOGY GROUP LTD   COMM STK    G5874H105     9,493     250,000     SH         SOLE               250,000   0        0
MCAFEE INC.                    COMM STK    579064106    13,090     500,000     SH         SOLE               500,000   0        0
MONSTER WORLDWIDE INC          COMM STK    611742107    10,038     350,000     SH         SOLE               350,000   0        0
NEUROMETRIX, INC.              COMM STK    641255104    10,516     525,000     SH         SOLE               525,000   0        0
NUVASIVE INC.                  COMM STK    670704105     7,459     448,814     SH         SOLE               448,814   0        0
OPENWAVE SYSTEMS INC.          COMM STK    683718308    26,240   1,600,000     SH         SOLE             1,600,000   0        0
POWERDSINE LTD.                COMM STK    M41415106     9,000     900,000     SH         SOLE               900,000   0        0
PROTALEX INC.                  COMM STK    99DT999A6     2,500   1,250,000     SH         SOLE             1,250,000   0        0
QUALCOMM INC.                  COMM STK    747525103    19,806     600,000     SH         SOLE               600,000   0        0
RIGHTNOW TECHNOLOGIES INC.     COMM STK    76657R106     7,212     600,000     SH         SOLE               600,000   0        0
SALESFORCE.COM INC.            COMM STK    79466L302    10,240     500,000     SH         SOLE               500,000   0        0
SIRF TECHNOLOGY HOLDINGS INC.  COMM STK    82967H101    13,260     750,000     SH         SOLE               750,000   0        0
VERISIGN INC.                  COMM STK    92343E102    34,512   1,200,000     SH         SOLE             1,200,000   0        0
WEBEX COMMUNICATIONS INC.      COMM STK    94767L109    13,205     500,000     SH         SOLE               500,000   0        0
YAHOO!                         COMM STK    984332106    12,474     360,000     SH         SOLE               360,000   0        0

GRAND TOTAL                                           $365,205